Other Accounts Receivable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Accounts Receivable
14	OTHER ACCOUNTS RECEIVABLE

At December 31 this account comprises:

	2017		2018
	Current	Non-current	Current	Non-current
Advances to suppliers (a)	149,464	255,181	81,719	64,817
Income tax on-account payments (b)	125,176	2,607	91,353	—
VAT credit (c)	81,732	30,680	79,076	26,162
Guarantee deposits (d)	113,429	—	167,769	12,241
Claims to third parties (e )	109,491	11,808	62,163	—
Petroleos del Peru S.A.- Petroperu S.A.	3,619	53,918	11,953	63,797
Taxes receivable	66,083	33,428	20,246	25,644
Restricted funds (f)	61,993	44,770	39,394	28,578
Rental and sale of equipment	27,970	—	34,768	—
Accounts receivable from personnel	8,868	—	3,479	—
Consorcio Constructor Ductos del Sur (g)	—	29,264	—	52,114
Consorcio Panorama	—	—	5,306	21,826
Other minors	19,018	9,196	16,059	7,778

	766,843	470,852	613,285	302,957
(-) Impairment	(1,398)	—	(24,834)	—

	765,445	470,852	588,451	302,957

Other non-current accounts receivable have maturities between two and five years.

The fair value of the short-term receivables approximates their carrying amount due to their short-term maturities. The non-current portion mainly comprises non-financial assets such as advances to suppliers and fiscal credits.

The maximum exposure to credit risk at the reporting date is the carrying amounts of each class of above-mentioned other receivables. The Group does not demand guarantees.

The following paragraph contains a description of major accounts receivable:

(a)	Advances to suppliers

The balance mainly comprises advances to:

	2017		2018
	Current	Non-current	Current	Non-current
Alsthom Transporte - Linea 1	9,985	223,387	1,578	64,817
Electromechanical works Refineria Talara	29,814	—	4,582	—
Infrastructure Linea Amarilla	40,669	—	5,545	—
Bombardier - Linea 1	—	29,142	—	—
Advances - joint operations vendors	—	—	21,647	—
Other	68,996	2,652	48,367	—

	149,464	255,181	81,719	64,817

(b)	Income tax on-account payments

This balance mainly consists of income tax payments and credits in the following subsidiaries:

	2017		2018
	Current	Non-current	Current	Non-current
GyM S.A.	84,923	—	55,377	—
GMI S.A.	542	—	3,877	—
GMP S.A.	19,318	—	8,511	—
CONCAR S.A.	4,565	—	8,563	—
VIVA GyM S.A.	6,121	—	8,114	—
Graña y Montero S.A.A.	—	—	6,463	—
GyM Ferrovías S.A.	3,606	—	—	—
Others	6,101	2,607	448	—

	125,176	2,607	91,353	—

(c)	Tax credit related to VAT on the following subsidiaries:

	2017		2018
	Current	Non-current	Current	Non-current
GyM S.A.	50,326	530	38,653	530
VIVA GyM S.A.	10,894	9,983	511	6,744
GyM Ferrovías S.A.	8,653	—	25,453	—
Negocios del gas S.A.	—	8,411	—	8,411
Concesionaria Vesur S.A.	—	5,319	1,015	5,059
Graña y Montero S.A.A.	1,571	—	9,821	—
GMP S.A.	3,992	—	456	—
CONCAR S.A.	1,551	—	2,382	—
NORVIAL S.A.	—	3,209	—	1,997
Others	4,745	3,228	785	3,421

	81,732	30,680	79,076	26,162

Management considers that this VAT-fiscal credit will be recovered in the normal course of future operations of these subsidiaries.

(d)	Guarantee deposits

Guarantee deposits are the funds retained by customers for work contracts assumed basically by the subsidiary GyM S.A. These deposits are retained by the customers to secure the Subsidiary’s compliance with its obligations under the contracts. The amounts retained will be recovered once the contracted work is completed.

(e)	Third-Party Claims

Includes mainly an amount of S/27.2 million related to the claim from the resolution of the Sale and Purchase Contract for the Development of the Large Scale Real Estate Project for Social Housing Construction “Ciudad Alameda de Ancon” subscribed by the subsidiary Viva GyM together with the Ministry of Housing, and Fondo Mi Vivienda.

This Sale and Purchase Contract was rightfully terminated due to the impossibility of executing its terms and conditions since it became impossible to install proper potable water and sewerage services for the housing units that were to be developed within the term limit established in the Contract. As a consequence, and in accordance with the provisions of Civil Code 1372, the parties are obliged to fully reimburse the executed benefits to date, which results in the reimbursement of S/22 million by the Ministry of Housing and S/5.2 million by the Fondo Mi Vivienda to Viva GyM.

(f)	Restricted Funds

Includes guarantee accounts for the credit agreement subscribed between the Company and Credit Suisse AG amounting to S/28 million, as reserve for the payment of interest; and S/11 million from Viva GyM S.A. for bank guarantee.

(g)	Consorcio Constructor Ductos del Sur

In 2018, it refers to the recognition of debts to subcontractors for S/21.6 million and rights for the collection of a penalty for termination of the contract for S/30.6 million.